Operating segments - Additional Information (Details)		12 Months Ended	13 Months Ended
	Dec. 27, 2017 Segment	Mar. 31, 2018 CAD ($) Customer	Mar. 31, 2017 CAD ($) Customer
Disclosure Of Operating Segments [Line Items]
Description of factors used to identify entity's reportable segments		In prior periods and until the loss of control of the subsidiary Acasti on December 27, 2017, the Corporation had two reportable segments which were the Corporation’s strategic business units.
Number of Segments | Segment	2
Revenues		$ 27,645,582	$ 46,817,383
Major Customer One | Nutraceutical
Disclosure Of Operating Segments [Line Items]
Revenues		$ 4,529,350	$ 7,478,492
Number of customers representing ten percent or more of sales | Customer		1	1
Percentage of entity's revenue		17.26%	16.35%